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                                                         HARTFORD LIFE

                                                         Lynn Higgins
                                                         Senior Legal Assistant


August 31, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life and Annuity Insurance Company
    Separate Account One - The Director Select (Series II)
    File No. 333-69487

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 8 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 29, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins